INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
Schedule of inventories
in millions of $	As of December 31,
	2016	2017

Raw materials	76.0	84.5
Work-in-progress	29.5	13.8
Finished goods	211.1	193.9
Project assets*	1.0	1.4

	317.6	293.6